Schedule of maturity analysis (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 MYR (RM)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Undiscounted amounts	$ 1,035,135		$ 531,492
Unearned interest	(73,260)		(31,184)
Total lease liability	961,875		500,308
Trade and other payables	321,350		175,599
Current liabilities	7,489,747		5,055,579
Lease Liability	223,630		305,946
Alps Life Science Inc [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Undiscounted amounts	499,557		329,071
Total lease liability	499,557		329,071
Trade and other payables	321,350		175,599
Alps Life Science Inc [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted amounts	463,873		202,421
Alps Life Science Inc [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted amounts	71,705
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Undiscounted amounts	6,329,843
Unearned interest	(2,390,565)
Total lease liability	3,939,279	RM 52
Trade and other payables	1,492,410		2,949,697	$ 317,243
Current liabilities	1,698,297		11,195,239
Lease Liability	205,887
Cilo Cybin Holdings Limited [member] | Contractual liablities [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	1,492,410		2,949,697
Shareholders loan			516,039
Proceeds from proposed share subscription			7,729,503
Current liabilities	7,822,253		11,195,239
Lease Liability	6,329,843
Cilo Cybin Holdings Limited [member] | Carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	1,492,410		2,949,697
Shareholders loan			516,039
Proceeds from proposed share subscription			7,729,503
Current liabilities	5,431,689		11,195,239
Lease Liability	3,939,279
Cilo Cybin Holdings Limited [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Undiscounted amounts	668,752
Unearned interest	(462,865)
Total lease liability	205,887
Cilo Cybin Holdings Limited [member] | Not later than one year [member] | Current liablities [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	1,492,410		2,949,697
Shareholders loan			516,039
Proceeds from proposed share subscription			7,729,503
Current liabilities	1,698,297		11,195,239
Lease Liability	668,752
Cilo Cybin Holdings Limited [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted amounts	4,237,173
Unearned interest	(1,743,855)
Total lease liability	2,493,318
Cilo Cybin Holdings Limited [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted amounts	1,423,919
Unearned interest	(183,845)
Total lease liability	1,240,074
Cilo Cybin Holdings Limited [member] | Later than three years and not later than five years [member] | Current liablities [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Shareholders loan
Proceeds from proposed share subscription
Current liabilities	2,493,318
Lease Liability	4,237,173
Cilo Cybin Holdings Limited [member] | After five years [member] | Current liablities [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Shareholders loan
Current liabilities	1,240,074
Lease Liability	$ 1,423,919